Mineral property, plant and equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance		$ 64,059
Ending balance		77,817	$ 64,059
Net book value		77,817	64,059
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance
Net book value
Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	[1]	1,864
Ending balance	[1]	2,281	1,864
Net book value	[1]	2,281	1,864
Mining property [member]
IfrsStatementLineItems [Line Items]
Beginning balance		40,303
Ending balance		45,285	40,303
Net book value		45,285	40,303
Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		20,925
Ending balance		27,483	20,925
Net book value		27,483	20,925
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[2]	796
Ending balance	[2]	974	796
Net book value	[2]	974	796
Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	[3]	171
Ending balance	[3]	1,794	171
Net book value	[3]	1,794	171
Total [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		64,059
Ending balance		77,817	64,059
Net book value		77,817	64,059
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance		68,104	53,854
Additions		16,227	16,484
Adjustment to reclamation provision		150	(2,234)
Transfers	[4]
Disposals		(137)
Ending balance		84,344	68,104
Net book value		84,344	68,104
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance			45,239
Additions
Adjustment to reclamation provision
Transfers	[4]		(45,239)
Disposals
Ending balance
Net book value
Gross carrying amount [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	[1]	1,864
Additions	[1]	417	1,864
Adjustment to reclamation provision	[1]
Transfers	[1],[4]
Disposals
Ending balance	[1]	2,281	1,864
Net book value	[1]	2,281	1,864
Gross carrying amount [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Beginning balance		41,202
Additions		6,809	4,951
Adjustment to reclamation provision		150	(2,234)
Transfers	[4]		38,485
Disposals
Ending balance		48,161	41,202
Net book value		48,161	41,202
Gross carrying amount [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		23,063	7,076
Additions		6,885	9,233
Adjustment to reclamation provision
Transfers	[4]		6,754
Disposals
Ending balance		29,948	23,063
Net book value		29,948	23,063
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[2]	1,624	1,396
Additions	[2]	417	223
Adjustment to reclamation provision	[2]
Transfers	[2],[4]		5
Disposals	[2]
Ending balance	[2]	2,041	1,624
Net book value	[2]	2,041	1,624
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	[3]	351	143
Additions	[3]	1,699	213
Adjustment to reclamation provision	[3]
Transfers	[3],[4]		(5)
Disposals	[3]	(137)
Ending balance	[3]	1,913	351
Net book value	[3]	1,913	351
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Transfers
Disposals		(137)
Beginning balance		4,045	2,220
Depreciation		2,619	1,825
Ending balance		6,527	4,045
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Transfers
Disposals
Beginning balance
Depreciation
Ending balance
Accumulated depreciation and amortisation [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Transfers	[1]
Disposals	[1]
Beginning balance	[1]
Depreciation	[1]
Ending balance	[1]
Accumulated depreciation and amortisation [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Transfers			(362)
Disposals
Beginning balance		899
Depreciation		1,977	1,261
Ending balance		2,876	899
Accumulated depreciation and amortisation [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Transfers			362
Disposals
Beginning balance		2,138	1,566
Depreciation		327	210
Ending balance		2,465	2,138
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Transfers	[2]
Disposals	[2]
Beginning balance	[2]	828	619
Depreciation	[2]	239	209
Ending balance	[2]	1,067	828
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Transfers	[3]
Disposals	[3]	(137)
Beginning balance	[3]	180	35
Depreciation	[3]	76	145
Ending balance	[3]	$ 119	$ 180

[1]	Represents exploration and evaluation expenditures related to the Eastern Porphyry and Anfield deposits on the Buckreef property.
[2]	Includes automotive, computer equipment and software.
[3]	Includes leasehold improvements and right-of-use assets.
[4]	On November 1, 2022, Buckreef achieved commercial production at which point development expenditures were subject to depreciation.